Managed Municipals Portfolio Inc.
                                125 Broad Street
                               New York, NY 10004

March 28, 2002


Dear Shareholder:

Your opinion and your vote are important to us, but we have not yet heard from you regarding your investment in Managed Municipals Portfolio. We mailed you proxy material relating to the Fund's Special Meeting of Shareholders on February 28, 2002 and, to date, we have no record of receiving your vote. The Special Meeting of Shareholders has been adjourned to April 10, 2002 to allow for additional time to solicit your vote, and we hope to hear from your before then.

The proxy asks you to vote on two proposals:

Proposal # 1:
-------------

Proposal number 1 asks you to approve a Merger Agreement and Plan of Reorganization whereby Managed Municipals Portfolio II (MTU) would merge with and into Managed Municipals Portfolio (MMU). Both MMU and MTU are closed-end investment companies listed on the New York Stock Exchange, and have identical investment objectives and invest primarily in the same tax-exempt securities. By combining the two funds, the board of directors of MMU believes that shareholders could potentially benefit from the resulting economies of scale, lower operating expenses, and enhanced market liquidity for MMU's shares. If approved, each share of MTU common stock would convert into an equivalent dollar amount of MMU shares based on the net asset value per share of each fund. You may read more about this proposal, including risks and special considerations, beginning on page 7 of the enclosed proxy statement.

Proposal # 2:
-------------

Proposal number 2 asks you to approve a change in MMU's investment restriction relating to the issuance of senior securities. Currently, MMU may not issue senior securities. The approval of this proposal would allow MMU to issue senior securities (such as preferred stock), which the board of directors of MMU believes may, over time, be able to earn a higher incremental return for shareholders of the common stock. You may read about this proposal, including the risks associated with the issuance of senior securities, beginning on page 47 of the enclosed proxy statement.

How to Vote:
------------

You may vote your shares in one of three ways:

     o    By calling 1-800-454-8683

     o    On the internet using the site http://www.proxyvote.com
                                         ------------------------

     o Signing and dating the enclosed proxy card and returning it in the enclosed self-addressed, postage-paid envelope.

Questions?:
-----------

If you have any questions or need additional information, please call your financial consultant or 1-800-331-1710.

Sincerely,

/s/ Health B. McLendon

Heath B. McLendon
President and Chief Executive Officer
Managed Municipals Portfolio Inc.

Enclosure

                      Managed Municipals Portfolio II Inc.
                                125 Broad Street
                               New York, NY 10004

March 28, 2002


Dear Shareholder:

Your opinion and your vote are important to us, but we have not yet heard from you regarding your investment in Managed Municipals Portfolio II. We mailed you proxy material relating to the Fund's Annual Meeting of Shareholders on February 28, 2002 and, to date, we have no record of receiving your vote. The Annual Meeting of Shareholders has been adjourned to April 10, 2002 to allow for additional time to solicit your vote, and we hope to hear from your before then.

The proxy asks you to approve proposal number 1, which is a Merger Agreement and Plan of Reorganization whereby Managed Municipals Portfolio II (MTU) would merge with and into Managed Municipals Portfolio (MMU). Both MMU and MTU are closed-end investment companies listed on the New York Stock Exchange, and have identical investment objectives and invest primarily in the same tax-exempt securities. By combining the two funds, the board of directors of MTU believes that shareholders could potentially benefit from the resulting economies of scale, lower operating expenses, and enhanced market liquidity for MMU's shares. If approved, each share of MTU common stock would convert into an equivalent dollar amount of MMU shares based on the net asset value per share of each fund. You may read more about this proposal, including risks and special considerations, beginning on page 7 of the enclosed proxy statement.

How to Vote:
------------

You may vote your shares in one of three ways:

     o    By calling 1-800-454-8683

     o    On the internet using the site http://www.proxyvote.com
                                         ------------------------

     o Signing and dating the enclosed proxy card and returning it in the enclosed self-addressed, postage-paid envelope.

Questions?:
-----------

If you have any questions or need additional information, please call your financial consultant or 1-800-331-1710.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
President and Chief Executive Officer
Managed Municipals Portfolio II Inc.

Enclosure